DERIVATIVE FINANCIAL INSTRUMENTS - Currency Risk Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
U S Dollar Call Options
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 0
2023
Disclosure of detailed information about financial instruments [line items]
Derivative amount	$ 2,907,900	$ 2,375,200